Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table illustrates certain information about executive compensation for the Company’s Principal Executive Officer (“PEO”) and other named executive officers (NEOs) as well as certain performance measures against which compensation information can be compared. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K of the Exchange Act and does not necessarily reflect value actually realized by our NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. Please refer to the “Compensation Discussion and Analysis” for a discussion of our executive compensation program, its objectives, and the ways in which we align executive compensation with Company performance.

					Value of initial fixed $100 investment based on:
Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers	Total shareholder return	Peer group total shareholder return	Net income	Adjusted Operating Income (1)
2022	$4,300,557	$7,537,092	$1,019,628	$1,818,787	$237.60	$92.94	$41,789,243	$45,862,786
2021	$2,619,501	$4,461,268	$712,181	$1,183,984	$141.62	$106.69	$15,885,720	$21,364,112
2020	$1,665,380	$2,056,464	$460,442	$557,268	$93.93	$99.30	$13,368,880	$16,731,467

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(1)         Adjusted Operating Income is operating income as adjusted to disregard (i) non‑recurring restructuring charges related to plant closings and consolidations and (ii) the impact of acquired or disposed of operations.

PEO Total Compensation Amount	$ 4,300,557	$ 2,619,501	$ 1,665,380
PEO Actually Paid Compensation Amount	7,537,092	4,461,268	2,056,464
Non-PEO NEO Average Total Compensation Amount	1,019,628	712,181	460,442
Non-PEO NEO Average Compensation Actually Paid Amount	1,818,787	1,183,984	557,268
Total Shareholder Return Amount	237.60	141.62	93.93
Peer Group Total Shareholder Return Amount	92.94	106.69	99.30
Net Income (Loss)	$ 41,789,243	$ 15,885,720	$ 13,368,880
Company Selected Measure Amount	45,862,786	21,364,112	16,731,467